Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 31, 2012
Free Market Fixed Income Fund (Prospectus Summary) | Free Market Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FREE MARKET FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Free Market Fixed Income Fund seeks total return (consisting of current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or
		lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds
("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in fixed income securities that the
Adviser believes offer the prospect of providing total return, or invest substantially all of their assets in such fixed income securities.

Under normal market conditions, the Adviser expects substantially all of the
Fund's net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments. The
Adviser uses target ranges to allocate the Fund's assets among various investment company asset classes. Actual allocations may differ from the target due to market fluctuations and other factors. Generally, the Adviser expects that the Fund's investments will be within plus or minus 5% of the following target ranges:

Asset Class                               Target
One-Year Fixed Income                        25%
Two-Year Global Fixed Income                 25%
Intermediate Government Fixed Income         25%
Five-Year Global Fixed Income                25%

One-Year Fixed Income Asset Class: The underlying investment companies generally will purchase U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including the obligations of U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations such as the World Bank, the European Investment Bank, European
Economic Community and European Coal and Steel Community. Generally, obligations comprising this asset class will mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

Two-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, and other debt obligations of domestic and foreign issuers. Generally, obligations comprising this asset class have a weighted average maturity not exceeding two years, but investments may be made in obligations maturing in a shorter time period (from overnight to less than two years from the date of settlement). Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

Intermediate Government Fixed Income Asset Class: The underlying investment companies generally will purchase debt obligations of the U.S. government and
U.S. government agencies. Generally, investment companies in the asset class will purchase securities with maturities of between five and fifteen years, however such investment companies ordinarily will have an average weighted maturity of between three and ten years.

Five-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers, corporate debt obligations, bank obligations, commercial paper, and obligations of supranational organizations. Generally, obligations comprising this asset class have a weighted average maturity not exceeding five years.
However, investments may be made in obligations maturing in a shorter time period (from overnight to less than five years from the date of settlement.)

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment
		objective.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund involves the same investment risks as those of the underlying investment companies in which the Fund invests. These risks may adversely affect the Fund's net asset value
("NAV") and investment performance. The Fund is subject to the following principal risks:

o Fixed income securities in which the Fund's underlying investment companies may invest are subject to certain risks, including: interest rate risk, reinvestment risk, prepayment and extension risk, credit/default risk, and the risks associated with investing in repurchase agreements.

o Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.

o Reinvestment risk involves the risk that proceeds from matured investments may be re-invested at lower interest rates.

o Prepayment risk involves the risk that in declining interest rates environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates.

o Extension risk involves the risk that prepayments of principal will decrease when interest rates rise resulting in a longer effective maturity of a security.

o Credit risk involves the risk that the credit rating of a security may be lowered.

o Repurchase agreement risk involves the risk that the other party to a repurchase agreement will be unable to complete the transaction and the underlying investment company in which the Fund invests may suffer a loss as a result.

o Because the Fund owns shares of underlying investment companies that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

o Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Fund invests are denominated will fluctuate daily. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

o The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the
Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

o Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in fixed income securities, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

o Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer in such cases.

o There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

o The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

More information about the Fund's investments and risks is contained under the
		section entitled "More About Each Fund's Investments and Risks."
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.mymatrix.cc
		or (866) 780-0357 Ext. 3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below illustrates the long-term performance of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mymatrix.cc
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 3.54% (quarter ended December 31, 2008)
Worst Quarter: (0.87)% (quarter ended December 31, 2010)
Year to Date Total Return as of September 30, 2012: 1.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year and since inception to the average total
		returns of a broad-based securities market index for the same periods.
Free Market Fixed Income Fund (Prospectus Summary) | Free Market Fixed Income Fund | Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Composite Index	[1]
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Free Market Fixed Income Fund (Prospectus Summary) | Free Market Fixed Income Fund | CitiGroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CitiGroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Free Market Fixed Income Fund (Prospectus Summary) | Free Market Fixed Income Fund | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,019
Annual Return 2008	rr_AnnualReturn2008	3.84%
Annual Return 2009	rr_AnnualReturn2009	1.62%
Annual Return 2010	rr_AnnualReturn2010	2.93%
Annual Return 2011	rr_AnnualReturn2011	2.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.87%)
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Free Market Fixed Income Fund (Prospectus Summary) | Free Market Fixed Income Fund | INSTITUTIONAL CLASS | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions	[2]
1 Year	rr_AverageAnnualReturnYear01	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Free Market Fixed Income Fund (Prospectus Summary) | Free Market Fixed Income Fund | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares	[2]
1 Year	rr_AverageAnnualReturnYear01	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007

[1]	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "Shareholder Information."
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.